JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Aerospace & Defense — 0.6%
AeroVironment, Inc. *	8,489	1,702,044
BWX Technologies, Inc.	29,674	3,225,564
Curtiss-Wright Corp.	2,220	729,692
Hexcel Corp.	30,767	1,902,324
Woodward, Inc.	6,601	1,132,137
		8,691,761
Air Freight & Logistics — 0.2%
Forward Air Corp.	12,219	432,553
GXO Logistics, Inc. *	34,609	1,802,091
Hub Group, Inc., Class A	23,083	1,049,122
		3,283,766
Automobile Components — 0.7%
Adient plc *	30,367	685,383
Autoliv, Inc. (Sweden)	19,709	1,840,229
Dana, Inc.	48,616	513,385
Dorman Products, Inc. *	10,771	1,218,416
Gentex Corp.	50,508	1,499,583
Goodyear Tire & Rubber Co. (The) *	60,712	537,301
Patrick Industries, Inc.	10,429	1,484,777
Phinia, Inc.	51,713	2,380,349
		10,159,423
Automobiles — 0.3%
Harley-Davidson, Inc.	46,960	1,809,369
Thor Industries, Inc.	18,242	2,004,613
Winnebago Industries, Inc.	9,202	534,728
		4,348,710
Banks — 7.0%
Ameris Bancorp	76,174	4,752,496
Axos Financial, Inc. *	19,182	1,206,164
Banc of California, Inc.	138,311	2,037,321
Bancorp, Inc. (The) *	18,730	1,002,055
BankUnited, Inc.	51,823	1,888,430
Banner Corp.	56,452	3,362,281
Brookline Bancorp, Inc.	91,167	919,875
Cadence Bank	62,171	1,980,146
Capitol Federal Financial, Inc.	41,903	244,714
Central Pacific Financial Corp.	84,654	2,498,140
Comerica, Inc.	33,743	2,021,543
Commerce Bancshares, Inc.	43,025	2,555,685
Cullen/Frost Bankers, Inc.	33,984	3,801,450
Customers Bancorp, Inc. *	11,073	514,341
CVB Financial Corp.	46,282	824,745
Dime Community Bancshares, Inc.	18,307	527,242
East West Bancorp, Inc.	86,582	7,163,795
First BanCorp (Puerto Rico)	156,897	3,321,509
First Horizon Corp.	327,148	5,080,608

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
FNB Corp.	166,670	2,351,714
Glacier Bancorp, Inc.	23,203	1,060,377
Hancock Whitney Corp.	46,213	2,364,719
Hanmi Financial Corp.	116,046	2,158,456
Heritage Financial Corp.	12,803	278,721
Hilltop Holdings, Inc.	61,329	1,972,341
Hope Bancorp, Inc.	160,296	2,013,318
National Bank Holdings Corp., Class A	60,188	2,533,915
OFG Bancorp (Puerto Rico)	52,485	2,357,626
Old National Bancorp	152,054	2,837,328
Pathward Financial, Inc.	50,505	3,333,835
Pinnacle Financial Partners, Inc.	48,769	4,777,899
Preferred Bank	5,139	412,405
Prosperity Bancshares, Inc.	39,741	2,864,134
Renasant Corp.	20,892	678,990
Seacoast Banking Corp. of Florida	29,348	782,124
Southside Bancshares, Inc.	32,648	1,091,423
Synovus Financial Corp.	71,303	3,170,844
Texas Capital Bancshares, Inc. *	14,495	1,035,813
Trustmark Corp.	19,525	621,285
UMB Financial Corp.	7,509	789,271
United Community Banks, Inc.	21,991	639,498
Veritex Holdings, Inc.	48,615	1,279,547
WaFd, Inc.	44,710	1,558,143
Webster Financial Corp.	106,184	4,949,236
Wintrust Financial Corp.	21,722	2,357,489
WSFS Financial Corp.	22,605	1,152,629
		97,125,620
Beverages — 0.4%
Celsius Holdings, Inc. *	60,486	1,896,841
Coca-Cola Consolidated, Inc.	1,889	2,486,680
MGP Ingredients, Inc. (a)	10,698	890,608
		5,274,129
Biotechnology — 2.8%
Arrowhead Pharmaceuticals, Inc. *	60,698	1,175,720
Exelixis, Inc. *	334,937	8,691,615
Neurocrine Biosciences, Inc. *	39,964	4,604,652
Protagonist Therapeutics, Inc. *	92,228	4,150,260
Sarepta Therapeutics, Inc. *	31,955	3,990,860
United Therapeutics Corp. *	38,371	13,750,248
Vir Biotechnology, Inc. *	390,011	2,921,183
		39,284,538
Broadline Retail — 0.3%
Kohl's Corp.	40,692	858,601

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Broadline Retail — continued
Macy's, Inc.	94,935	1,489,530
Ollie's Bargain Outlet Holdings, Inc. *	17,540	1,704,888
		4,053,019
Building Products — 3.3%
AAON, Inc.	24,947	2,690,284
Advanced Drainage Systems, Inc.	25,424	3,995,636
Apogee Enterprises, Inc.	7,986	559,140
AZZ, Inc.	9,475	782,730
Carlisle Cos., Inc.	20,904	9,401,574
Fortune Brands Innovations, Inc.	14,776	1,322,895
Gibraltar Industries, Inc. *	11,686	817,202
Griffon Corp.	19,409	1,358,630
Lennox International, Inc.	10,693	6,461,673
Owens Corning	39,580	6,986,661
Quanex Building Products Corp.	11,276	312,909
Resideo Technologies, Inc. *	60,262	1,213,677
Simpson Manufacturing Co., Inc.	15,777	3,017,667
Trex Co., Inc. *	6,241	415,526
UFP Industries, Inc.	52,886	6,939,172
		46,275,376
Capital Markets — 3.0%
Affiliated Managers Group, Inc.	30,242	5,377,028
Brightsphere Investment Group, Inc.	41,611	1,056,919
Carlyle Group, Inc. (The)	70,746	3,046,323
Donnelley Financial Solutions, Inc. *	18,679	1,229,638
Evercore, Inc., Class A	8,264	2,093,602
Federated Hermes, Inc.	72,161	2,653,360
Interactive Brokers Group, Inc., Class A	31,839	4,437,083
Janus Henderson Group plc	72,087	2,744,352
Jefferies Financial Group, Inc.	75,349	4,637,731
Morningstar, Inc.	6,594	2,104,277
Piper Sandler Cos.	9,415	2,672,071
SEI Investments Co.	46,312	3,204,327
Stifel Financial Corp.	33,773	3,171,285
StoneX Group, Inc. *	18,156	1,486,613
Virtu Financial, Inc., Class A	28,495	867,958
Virtus Investment Partners, Inc.	5,062	1,060,236
WisdomTree, Inc.	38,203	381,648
		42,224,451
Chemicals — 2.0%
AdvanSix, Inc.	9,534	289,643
Arcadium Lithium plc (Argentina) *	66,742	190,215
Ashland, Inc.	19,092	1,660,431
Avient Corp.	60,550	3,046,876
Axalta Coating Systems Ltd. *	33,179	1,200,748
Balchem Corp.	10,260	1,805,760

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Cabot Corp.	40,209	4,494,160
Chemours Co. (The)	82,125	1,668,780
Hawkins, Inc.	7,371	939,581
HB Fuller Co.	39,619	3,144,956
Ingevity Corp. *	12,382	482,898
Innospec, Inc.	8,372	946,790
Minerals Technologies, Inc.	11,307	873,240
RPM International, Inc.	36,354	4,398,834
Scotts Miracle-Gro Co. (The)	16,136	1,398,991
Sensient Technologies Corp.	11,170	896,057
		27,437,960
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	24,594	1,297,580
Brady Corp., Class A	62,254	4,770,524
Brink's Co. (The)	20,161	2,331,418
Clean Harbors, Inc. *	30,740	7,430,165
Deluxe Corp.	11,133	216,982
Enviri Corp. *	25,439	263,039
GEO Group, Inc. (The) *	30,494	391,848
Interface, Inc.	24,760	469,697
MillerKnoll, Inc.	32,456	803,611
OPENLANE, Inc. *	49,199	830,479
RB Global, Inc. (Canada)	24,071	1,937,475
Stericycle, Inc. *	9,369	571,509
Tetra Tech, Inc.	103,200	4,866,912
Viad Corp. *	19,448	696,822
		26,878,061
Communications Equipment — 0.3%
Ciena Corp. *	49,525	3,050,245
Digi International, Inc. *	13,031	358,743
		3,408,988
Construction & Engineering — 2.8%
AECOM	79,746	8,235,369
Arcosa, Inc.	20,695	1,961,058
Comfort Systems USA, Inc.	14,943	5,833,000
Dycom Industries, Inc. *	9,628	1,897,679
EMCOR Group, Inc.	24,790	10,672,839
Fluor Corp. *	43,047	2,053,772
Granite Construction, Inc.	8,579	680,143
MasTec, Inc. *	22,201	2,732,943
MDU Resources Group, Inc.	81,480	2,233,367
MYR Group, Inc. *	8,777	897,273
Valmont Industries, Inc.	5,138	1,489,763
		38,687,206

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction Materials — 0.3%
Eagle Materials, Inc.	10,493	3,018,311
Knife River Corp. *	9,186	821,137
		3,839,448
Consumer Finance — 0.9%
Ally Financial, Inc.	99,238	3,531,880
Enova International, Inc. *	26,268	2,200,996
FirstCash Holdings, Inc.	12,886	1,479,313
SLM Corp.	203,269	4,648,762
		11,860,951
Consumer Staples Distribution & Retail — 2.4%
Andersons, Inc. (The)	37,062	1,858,289
BJ's Wholesale Club Holdings, Inc. *	51,034	4,209,284
Casey's General Stores, Inc.	17,248	6,480,246
Chefs' Warehouse, Inc. (The) *	32,915	1,382,759
Performance Food Group Co. *	92,178	7,223,990
PriceSmart, Inc.	13,244	1,215,534
Sprouts Farmers Market, Inc. *	49,827	5,501,399
US Foods Holding Corp. *	79,874	4,912,251
		32,783,752
Containers & Packaging — 1.5%
AptarGroup, Inc.	20,330	3,256,663
Berry Global Group, Inc.	83,004	5,642,612
Crown Holdings, Inc.	40,233	3,857,540
Greif, Inc., Class A	18,722	1,173,120
Myers Industries, Inc.	14,950	206,609
O-I Glass, Inc. *	55,424	727,163
Silgan Holdings, Inc.	30,167	1,583,767
Sonoco Products Co.	77,428	4,229,892
		20,677,366
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc. *	19,892	1,501,448
Duolingo, Inc. *	12,965	3,656,389
Frontdoor, Inc. *	27,605	1,324,764
Graham Holdings Co., Class B	372	305,680
Grand Canyon Education, Inc. *	11,426	1,620,778
H&R Block, Inc.	59,360	3,772,328
Perdoceo Education Corp.	32,231	716,818
Service Corp. International	49,284	3,889,986
Strategic Education, Inc.	8,327	770,664
Stride, Inc. *	15,419	1,315,395
		18,874,250
Diversified REITs — 0.6%
American Assets Trust, Inc.	50,479	1,348,799
Armada Hoffler Properties, Inc.	69,878	756,779

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified REITs — continued
Essential Properties Realty Trust, Inc.	155,729	5,318,145
WP Carey, Inc.	15,719	979,294
		8,403,017
Diversified Telecommunication Services — 0.6%
Frontier Communications Parent, Inc. *	78,765	2,798,520
Iridium Communications, Inc.	130,833	3,983,865
Lumen Technologies, Inc. *	163,310	1,159,501
		7,941,886
Electric Utilities — 0.8%
IDACORP, Inc.	48,159	4,964,711
OGE Energy Corp.	142,174	5,831,978
		10,796,689
Electrical Equipment — 1.7%
Acuity Brands, Inc.	13,014	3,583,926
EnerSys	15,098	1,540,751
nVent Electric plc	108,394	7,615,762
Regal Rexnord Corp.	22,418	3,718,698
Sunrun, Inc. *	374,150	6,757,149
		23,216,286
Electronic Equipment, Instruments & Components — 2.3%
Advanced Energy Industries, Inc.	16,250	1,710,150
Arrow Electronics, Inc. *	36,828	4,891,863
Belden, Inc.	16,982	1,989,102
Cognex Corp.	53,599	2,170,759
Coherent Corp. *	103,746	9,224,057
Fabrinet (Thailand) *	30,122	7,122,046
TD SYNNEX Corp.	33,924	4,073,594
Vontier Corp.	35,782	1,207,285
		32,388,856
Energy Equipment & Services — 1.1%
Archrock, Inc.	34,687	702,065
Bristow Group, Inc. *	11,202	388,597
ChampionX Corp.	93,627	2,822,854
Helmerich & Payne, Inc.	26,653	810,784
Liberty Energy, Inc.	123,618	2,359,868
NOV, Inc.	153,767	2,455,659
Oceaneering International, Inc. *	85,154	2,117,780
Patterson-UTI Energy, Inc.	192,511	1,472,709
ProPetro Holding Corp. *	29,142	223,228
Valaris Ltd. *	24,499	1,365,819
Weatherford International plc	9,294	789,247
		15,508,610

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — 0.3%
Cinemark Holdings, Inc. *	34,600	963,264
TKO Group Holdings, Inc. *	21,344	2,640,466
		3,603,730
Financial Services — 2.8%
Equitable Holdings, Inc.	104,189	4,379,064
Essent Group Ltd.	84,918	5,459,378
Euronet Worldwide, Inc. *	3,514	348,694
EVERTEC, Inc. (Puerto Rico)	23,855	808,446
Jackson Financial, Inc., Class A	22,973	2,095,827
MGIC Investment Corp.	202,583	5,186,125
Mr. Cooper Group, Inc. *	43,447	4,004,944
NCR Atleos Corp. *	40,024	1,141,885
NMI Holdings, Inc., Class A *	89,283	3,677,567
Radian Group, Inc.	57,805	2,005,255
Voya Financial, Inc.	38,357	3,038,641
Walker & Dunlop, Inc.	4,029	457,654
Western Union Co. (The)	113,302	1,351,693
WEX, Inc. *	25,831	5,417,536
		39,372,709
Food Products — 1.2%
Cal-Maine Foods, Inc.	14,406	1,078,145
Darling Ingredients, Inc. *	63,460	2,358,174
Flowers Foods, Inc.	89,823	2,072,217
Fresh Del Monte Produce, Inc.	12,007	354,687
Hain Celestial Group, Inc. (The) *	30,141	260,117
Ingredion, Inc.	37,458	5,147,853
John B Sanfilippo & Son, Inc.	3,898	367,620
Pilgrim's Pride Corp. *	14,684	676,198
Post Holdings, Inc. *	20,767	2,403,780
Simply Good Foods Co. (The) *	32,367	1,125,400
WK Kellogg Co.	16,155	276,412
		16,120,603
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	26,435	3,282,434
ONE Gas, Inc.	37,991	2,827,290
Southwest Gas Holdings, Inc.	5,972	440,495
Spire, Inc.	10,429	701,768
UGI Corp.	112,069	2,803,966
		10,055,953
Ground Transportation — 1.3%
ArcBest Corp.	20,069	2,176,483
Avis Budget Group, Inc.	7,642	669,363
Hertz Global Holdings, Inc. * (a)	54,373	179,431
Knight-Swift Transportation Holdings, Inc.	78,493	4,234,697
Landstar System, Inc.	12,251	2,313,846
Ryder System, Inc.	19,068	2,780,115

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ground Transportation — continued
Saia, Inc. *	2,532	1,107,142
XPO, Inc. *	39,676	4,265,567
		17,726,644
Health Care Equipment & Supplies — 2.2%
Avanos Medical, Inc. *	17,445	419,203
CONMED Corp.	9,559	687,483
Glaukos Corp. *	30,425	3,963,769
Globus Medical, Inc., Class A *	80,339	5,747,452
Haemonetics Corp. *	44,050	3,540,739
Integer Holdings Corp. *	12,453	1,618,890
Integra LifeSciences Holdings Corp. *	27,456	498,875
Lantheus Holdings, Inc. *	34,281	3,762,340
Masimo Corp. * (a)	36,890	4,918,544
Merit Medical Systems, Inc. *	19,484	1,925,604
Omnicell, Inc. *	16,136	703,530
Penumbra, Inc. *	14,205	2,760,174
Varex Imaging Corp. *	15,495	184,700
		30,731,303
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc. *	34,115	2,163,232
Addus HomeCare Corp. *	5,803	771,973
Amedisys, Inc. *	32,134	3,101,253
AMN Healthcare Services, Inc. *	8,116	344,037
Chemed Corp.	6,425	3,861,232
CorVel Corp. *	3,497	1,143,134
Encompass Health Corp.	83,704	8,089,155
Enhabit, Inc. *	18,328	144,791
Ensign Group, Inc. (The)	19,643	2,825,056
Fulgent Genetics, Inc. *	58,885	1,279,571
HealthEquity, Inc. *	57,881	4,737,560
Option Care Health, Inc. *	100,467	3,144,617
R1 RCM, Inc. *	45,023	637,976
RadNet, Inc. *	16,637	1,154,442
Tenet Healthcare Corp. *	60,834	10,110,611
		43,508,640
Health Care REITs — 0.7%
CareTrust REIT, Inc.	71,537	2,207,632
Healthcare Realty Trust, Inc.	133,893	2,430,158
Omega Healthcare Investors, Inc.	68,566	2,790,636
Sabra Health Care REIT, Inc.	129,515	2,410,274
		9,838,700
Health Care Technology — 0.1%
HealthStream, Inc.	11,446	330,102
Veradigm, Inc. *	73,134	709,400
		1,039,502

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc.	30,854	458,182
DiamondRock Hospitality Co.	73,992	645,950
Park Hotels & Resorts, Inc.	146,357	2,063,634
Sunstone Hotel Investors, Inc.	73,962	763,288
Xenia Hotels & Resorts, Inc.	79,886	1,179,916
		5,110,970
Hotels, Restaurants & Leisure — 3.2%
Aramark	115,150	4,459,759
BJ's Restaurants, Inc. *	9,087	295,873
Bloomin' Brands, Inc.	29,403	486,032
Boyd Gaming Corp.	23,863	1,542,743
Churchill Downs, Inc.	34,610	4,679,618
Dave & Buster's Entertainment, Inc. *	26,831	913,595
Golden Entertainment, Inc.	13,268	421,790
Hilton Grand Vacations, Inc. *	65,106	2,364,650
Hyatt Hotels Corp., Class A	18,540	2,821,788
Light & Wonder, Inc. *	41,211	3,739,074
Marriott Vacations Worldwide Corp.	15,834	1,163,482
Penn Entertainment, Inc. *	58,388	1,101,198
Planet Fitness, Inc., Class A *	36,617	2,974,033
Shake Shack, Inc., Class A *	13,941	1,438,851
Six Flags Entertainment Corp.	7,993	322,198
Texas Roadhouse, Inc.	36,470	6,440,602
Travel + Leisure Co.	45,344	2,089,451
Vail Resorts, Inc.	10,536	1,836,319
Wingstop, Inc.	11,678	4,858,982
		43,950,038
Household Durables — 2.7%
Cavco Industries, Inc. *	3,047	1,304,847
Century Communities, Inc.	10,302	1,060,900
Green Brick Partners, Inc. *	26,711	2,230,903
Helen of Troy Ltd. *	7,711	476,925
Installed Building Products, Inc.	7,628	1,878,548
KB Home	31,238	2,676,784
M/I Homes, Inc. *	10,397	1,781,630
Meritage Homes Corp.	16,228	3,327,876
Newell Brands, Inc.	149,526	1,148,360
Taylor Morrison Home Corp. *	50,185	3,525,998
Tempur Sealy International, Inc.	59,194	3,231,992
Toll Brothers, Inc.	50,307	7,771,929
TopBuild Corp. *	11,598	4,718,182
Tri Pointe Homes, Inc. *	55,239	2,502,879
		37,637,753
Household Products — 0.0% ^
Central Garden & Pet Co., Class A *	17,555	551,227

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Industrial REITs — 1.5%
EastGroup Properties, Inc.	34,811	6,503,391
First Industrial Realty Trust, Inc.	103,699	5,805,070
Innovative Industrial Properties, Inc.	9,531	1,282,873
LXP Industrial Trust	346,291	3,480,224
Rexford Industrial Realty, Inc.	76,438	3,845,596
STAG Industrial, Inc.	10,298	402,549
		21,319,703
Insurance — 3.4%
American Financial Group, Inc.	29,538	3,975,815
Assured Guaranty Ltd.	18,302	1,455,375
Brighthouse Financial, Inc. *	50,719	2,283,877
CNO Financial Group, Inc.	48,315	1,695,856
Erie Indemnity Co., Class A	4	2,159
Fidelity National Financial, Inc.	77,859	4,831,930
First American Financial Corp.	33,682	2,223,349
Genworth Financial, Inc., Class A *	150,663	1,032,042
Horace Mann Educators Corp.	15,493	541,480
Kemper Corp.	20,047	1,227,879
Old Republic International Corp.	70,516	2,497,677
Palomar Holdings, Inc. *	31,823	3,012,683
Reinsurance Group of America, Inc.	34,934	7,611,071
RenaissanceRe Holdings Ltd. (Bermuda)	18,563	5,056,561
RLI Corp.	19,795	3,067,829
Unum Group	111,378	6,620,308
		47,135,891
Interactive Media & Services — 0.5%
Cargurus, Inc. *	28,823	865,555
IAC, Inc. *	23,776	1,279,624
QuinStreet, Inc. *	51,939	993,593
TripAdvisor, Inc. *	100,934	1,462,534
Yelp, Inc. *	26,114	916,079
Ziff Davis, Inc. *	18,946	921,912
		6,439,297
IT Services — 0.2%
ASGN, Inc. *	22,264	2,075,673
Leisure Products — 0.5%
Brunswick Corp.	22,695	1,902,295
Mattel, Inc. *	131,173	2,498,845
Polaris, Inc.	15,300	1,273,572
Topgolf Callaway Brands Corp. *	45,455	499,096
YETI Holdings, Inc. *	32,031	1,314,232
		7,488,040
Life Sciences Tools & Services — 0.6%
Azenta, Inc. *	30,327	1,469,040
Bruker Corp.	38,719	2,673,934

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — continued
Medpace Holdings, Inc. *	10,332	3,448,822
Repligen Corp. *	7,183	1,068,974
		8,660,770
Machinery — 5.0%
AGCO Corp.	44,883	4,392,250
Alamo Group, Inc.	9,677	1,743,118
Chart Industries, Inc. * (a)	13,464	1,671,421
Crane Co.	17,527	2,774,173
Donaldson Co., Inc.	81,923	6,037,725
Esab Corp.	16,751	1,780,799
Federal Signal Corp.	22,502	2,103,037
Flowserve Corp.	51,234	2,648,285
Franklin Electric Co., Inc.	46,763	4,901,698
Graco, Inc.	67,432	5,900,974
ITT, Inc.	29,854	4,463,471
John Bean Technologies Corp.	11,576	1,140,352
Lincoln Electric Holdings, Inc.	16,503	3,168,906
Mueller Industries, Inc.	93,349	6,917,161
Oshkosh Corp.	23,644	2,369,365
RBC Bearings, Inc. *	10,591	3,170,734
SPX Technologies, Inc. *	16,243	2,590,109
Standex International Corp.	2,809	513,429
Terex Corp.	27,757	1,468,623
Timken Co. (The)	37,358	3,148,906
Toro Co. (The)	21,942	1,903,030
Wabash National Corp.	15,498	297,407
Watts Water Technologies, Inc., Class A	22,739	4,711,293
		69,816,266
Marine Transportation — 0.4%
Kirby Corp. *	23,607	2,890,205
Matson, Inc.	20,780	2,963,644
		5,853,849
Media — 0.4%
John Wiley & Sons, Inc., Class A	28,224	1,361,808
New York Times Co. (The), Class A	64,398	3,585,037
		4,946,845
Metals & Mining — 2.0%
Alcoa Corp.	39,656	1,529,929
Alpha Metallurgical Resources, Inc.	3,943	931,258
Arch Resources, Inc.	3,900	538,824
ATI, Inc. *	47,974	3,209,941
Carpenter Technology Corp.	6,564	1,047,483
Cleveland-Cliffs, Inc. *	160,064	2,044,017
Commercial Metals Co.	63,297	3,478,803
Materion Corp.	14,943	1,671,524
Reliance, Inc.	28,820	8,335,032

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Royal Gold, Inc.	6,601	926,120
SunCoke Energy, Inc.	30,057	260,895
United States Steel Corp.	58,440	2,064,685
Warrior Met Coal, Inc.	32,997	2,108,508
		28,147,019
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management, Inc.	169,983	3,411,559
Ellington Financial, Inc.	30,031	387,099
KKR Real Estate Finance Trust, Inc.	24,882	307,293
Starwood Property Trust, Inc.	107,424	2,189,301
		6,295,252
Multi-Utilities — 0.3%
Northwestern Energy Group, Inc.	31,326	1,792,473
Unitil Corp.	44,403	2,689,934
		4,482,407
Office REITs — 0.8%
Brandywine Realty Trust	55,885	304,014
COPT Defense Properties	107,104	3,248,464
Cousins Properties, Inc.	84,131	2,480,182
Easterly Government Properties, Inc.	43	584
Highwoods Properties, Inc.	37,271	1,248,951
Hudson Pacific Properties, Inc.	45,904	219,421
Kilroy Realty Corp.	57,075	2,208,803
SL Green Realty Corp. (a)	21,706	1,510,955
		11,221,374
Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp.	109,343	1,645,612
Antero Resources Corp. *	44,934	1,287,359
California Resources Corp.	27,447	1,440,144
Chord Energy Corp.	26,176	3,408,901
Civitas Resources, Inc.	47,980	2,431,147
CNX Resources Corp. *	34,849	1,135,032
CONSOL Energy, Inc.	9,725	1,017,721
Dorian LPG Ltd.	10,987	378,173
DT Midstream, Inc.	21,313	1,676,481
Green Plains, Inc. *	20,086	271,964
HF Sinclair Corp.	63,947	2,850,118
Matador Resources Co.	99,465	4,915,560
Murphy Oil Corp.	55,798	1,882,625
Ovintiv, Inc.	104,492	4,003,089
PBF Energy, Inc., Class A	32,545	1,007,268
Permian Resources Corp.	205,494	2,796,773
Range Resources Corp.	127,309	3,916,025
REX American Resources Corp. *	19,077	883,074
SM Energy Co.	108,520	4,337,544
Southwestern Energy Co. *	669,777	4,762,114

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Talos Energy, Inc. *	13,602	140,781
World Kinect Corp.	24,084	744,436
		46,931,941
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	31,621	3,397,993
Passenger Airlines — 0.3%
Alaska Air Group, Inc. *	46,683	2,110,538
SkyWest, Inc. *	15,827	1,345,612
		3,456,150
Personal Care Products — 0.5%
BellRing Brands, Inc. *	58,461	3,549,752
Edgewell Personal Care Co.	20,396	741,191
elf Beauty, Inc. *	28,719	3,131,232
		7,422,175
Pharmaceuticals — 0.3%
Jazz Pharmaceuticals plc *	32,674	3,640,210
Prestige Consumer Healthcare, Inc. *	5,514	397,560
Supernus Pharmaceuticals, Inc. *	18,782	585,623
		4,623,393
Professional Services — 2.7%
CACI International, Inc., Class A *	18,060	9,112,354
Concentrix Corp.	4,103	210,279
ExlService Holdings, Inc. *	68,151	2,599,961
Exponent, Inc.	6,990	805,807
FTI Consulting, Inc. *	11,441	2,603,514
Genpact Ltd.	138,095	5,414,705
Insperity, Inc.	11,013	969,144
KBR, Inc.	51,634	3,362,922
Korn Ferry	26,545	1,997,246
ManpowerGroup, Inc.	36,215	2,662,527
Maximus, Inc.	25,383	2,364,680
Paylocity Holding Corp. *	13,984	2,306,940
Science Applications International Corp.	19,474	2,712,144
		37,122,223
Real Estate Management & Development — 0.6%
Cushman & Wakefield plc *	70,265	957,712
eXp World Holdings, Inc. (a)	26,038	366,875
Jones Lang LaSalle, Inc. *	23,932	6,457,093
		7,781,680
Residential REITs — 0.8%
American Homes 4 Rent, Class A	126,707	4,864,282
Centerspace	14,416	1,015,895
Equity LifeStyle Properties, Inc.	47,647	3,399,137

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Residential REITs — continued
Independence Realty Trust, Inc.	84,503	1,732,311
Veris Residential, Inc.	27,938	498,973
		11,510,598
Retail REITs — 1.5%
Agree Realty Corp.	60,879	4,586,015
Brixmor Property Group, Inc.	227,527	6,338,902
Getty Realty Corp.	17,051	542,392
Kite Realty Group Trust	86,748	2,304,027
Macerich Co. (The)	33,120	604,109
NNN REIT, Inc.	61,252	2,970,110
Retail Opportunity Investments Corp.	173,085	2,722,627
Saul Centers, Inc.	4,216	176,903
SITE Centers Corp.	15,964	965,822
		21,210,907
Semiconductors & Semiconductor Equipment — 2.7%
Axcelis Technologies, Inc. *	13,984	1,466,222
Cohu, Inc. *	16,136	414,695
Diodes, Inc. *	15,694	1,005,828
FormFactor, Inc. *	33,875	1,558,250
Ichor Holdings Ltd. *	52,058	1,655,965
Kulicke & Soffa Industries, Inc. (Singapore)	90,355	4,077,721
Lattice Semiconductor Corp. *	55,389	2,939,494
MaxLinear, Inc. *	221,324	3,204,772
MKS Instruments, Inc.	21,083	2,291,933
Onto Innovation, Inc. *	16,141	3,350,226
Photronics, Inc. *	22,885	566,633
Power Integrations, Inc.	22,612	1,449,881
Rambus, Inc. *	44,326	1,871,444
Semtech Corp. *	26,653	1,216,976
Silicon Laboratories, Inc. *	34	3,929
SiTime Corp. *	5,948	1,020,142
SMART Global Holdings, Inc. *	84,403	1,768,243
Ultra Clean Holdings, Inc. *	95,511	3,813,754
Universal Display Corp.	16,364	3,434,804
Veeco Instruments, Inc. *	2,736	90,644
Wolfspeed, Inc. * (a)	25,831	250,561
		37,452,117
Software — 2.1%
ACI Worldwide, Inc. *	37,870	1,927,583
Adeia, Inc.	145,294	1,730,452
DoubleVerify Holdings, Inc. *	66,540	1,120,534
Dynatrace, Inc. *	81,137	4,338,395
InterDigital, Inc. (a)	12,530	1,774,624
LiveRamp Holdings, Inc. *	85,322	2,114,279
Manhattan Associates, Inc. *	25,573	7,195,731
MARA Holdings, Inc. * (a)	93,801	1,521,452

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
NCR Voyix Corp. *	80,169	1,087,893
Progress Software Corp.	12,191	821,308
Qualys, Inc. *	12,638	1,623,477
SPS Commerce, Inc. *	15,496	3,008,858
Teradata Corp. *	40,753	1,236,446
		29,501,032
Specialized REITs — 1.6%
CubeSmart	116,191	6,254,561
EPR Properties	11,620	569,845
Four Corners Property Trust, Inc.	34,662	1,015,943
Gaming and Leisure Properties, Inc.	70,829	3,644,152
Lamar Advertising Co., Class A	31,860	4,256,496
PotlatchDeltic Corp.	91,840	4,137,392
Rayonier, Inc.	68,327	2,198,763
		22,077,152
Specialty Retail — 4.3%
Abercrombie & Fitch Co., Class A *	24,855	3,477,214
Academy Sports & Outdoors, Inc.	24,106	1,406,826
Advance Auto Parts, Inc.	22,004	857,936
American Eagle Outfitters, Inc.	64,774	1,450,290
Asbury Automotive Group, Inc. *	8,406	2,005,588
AutoNation, Inc. *	23,141	4,140,388
Boot Barn Holdings, Inc. *	11,379	1,903,479
Buckle, Inc. (The)	10,129	445,372
Burlington Stores, Inc. *	15,970	4,207,776
Caleres, Inc.	18,531	612,450
Dick's Sporting Goods, Inc.	24,892	5,194,960
Five Below, Inc. *	12,109	1,069,830
Floor & Decor Holdings, Inc., Class A *	21,375	2,654,134
Foot Locker, Inc.	23,852	616,336
GameStop Corp., Class A * (a)	71,517	1,639,885
Gap, Inc. (The)	90,890	2,004,124
Group 1 Automotive, Inc.	5,627	2,155,366
Lithia Motors, Inc., Class A	9,647	3,064,273
Murphy USA, Inc.	8,741	4,308,177
ODP Corp. (The) *	8,362	248,770
Penske Automotive Group, Inc.	15,460	2,511,013
RH *	4,410	1,474,836
Signet Jewelers Ltd.	14,260	1,470,776
Valvoline, Inc. *	75,105	3,143,144
Victoria's Secret & Co. *	35,191	904,409
Williams-Sonoma, Inc.	43,051	6,669,461
		59,636,813
Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage, Inc., Class A *	170,197	8,550,697

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 1.6%
Capri Holdings Ltd. *	28,729	1,219,259
Carter's, Inc.	5,408	351,412
Columbia Sportswear Co.	3,148	261,882
Crocs, Inc. *	25,065	3,629,662
Hanesbrands, Inc. *	78,808	579,239
Kontoor Brands, Inc.	12,455	1,018,570
PVH Corp.	25,758	2,597,179
Skechers U.S.A., Inc., Class A *	69,774	4,669,276
Steven Madden Ltd.	41,345	2,025,491
Under Armour, Inc., Class A *	210,557	1,876,063
VF Corp.	148,523	2,963,034
Wolverine World Wide, Inc.	47,478	827,067
		22,018,134
Tobacco — 0.0% ^
Vector Group Ltd.	22,464	335,163
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	14,220	3,172,908
Boise Cascade Co.	25,573	3,605,281
Core & Main, Inc., Class A *	47,096	2,091,062
DNOW, Inc. *	140,276	1,813,769
DXP Enterprises, Inc. *	4,952	264,239
GMS, Inc. *	28,479	2,579,343
MSC Industrial Direct Co., Inc., Class A	18,148	1,561,817
Rush Enterprises, Inc., Class A	15,567	822,405
Watsco, Inc.	12,966	6,377,716
WESCO International, Inc.	16,106	2,705,486
		24,994,026
Water Utilities — 0.4%
American States Water Co.	14,029	1,168,475
California Water Service Group	18,531	1,004,751
Essential Utilities, Inc.	91,188	3,517,121
		5,690,347
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	88,599	636,141
Telephone and Data Systems, Inc.	32,691	760,066
		1,396,207
Total Common Stocks (Cost $1,066,314,708)		1,381,663,025
Short-Term Investments — 1.0%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (b) (c) (Cost $6,041,497)	6,041,497	6,041,497

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (b) (c) (Cost $8,836,191)	8,836,191	8,836,191
Total Short-Term Investments (Cost $14,877,688)		14,877,688
Total Investments — 100.5% (Cost $1,081,192,396)		1,396,540,713
Liabilities in Excess of Other Assets — (0.5)%		(7,601,292)
NET ASSETS — 100.0%		1,388,939,421

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 is $8,553,748.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	8	12/20/2024	USD	899,800	17,260
S&P MidCap 400 E-Mini Index	11	12/20/2024	USD	3,464,230	91,652
					108,912

Abbreviations
USD	United States Dollar

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)

A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,396,540,713	$—	$—	$1,396,540,713
Appreciation in Other Financial Instruments
Futures Contracts (a)	$108,912	$—	$—	$108,912

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market
Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	$13,996,200	$25,309,425	$30,471,234	$700	$1,100	$8,836,191	8,836,191	$129,099	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	1,906,302	16,309,210	18,215,512	—	—	—	—	23,604	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b)	16,205,206	26,886,856	37,050,565	—	—	6,041,497	6,041,497	184,506	—
Total	$32,107,708	$68,505,491	$85,737,311	$700	$1,100	$14,877,688		$337,209	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.